Related Party Transactions (Narrative) (Details) $ in Thousands, ¥ in Millions, HKD in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Oct. 24, 2016 USD ($)	Oct. 24, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Interest income	$ 22,162		$ 11,250			$ 5,360
Interest expense	4,372		3,727			1,340
Foreign currency exchange gain/(loss)	(5,196)		5,108			2,954
Loan Agreements [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Loans drawn down from related parties	353,800		318,200			$ 157,100	¥ 2,310.0	¥ 2,210.0			¥ 1,020.0
Loan Agreements [Member] | Fox Financial [Member]
Related Party Transaction [Line Items]
Loans drawn down from related parties	$ 29,800		28,100				¥ 195.0	¥ 195.0
Loans repaid to related parities			12,300	¥ 80.0
Interest paid			$ 700	¥ 4.7
Loan Agreements [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Term of agreement	1 year	1 year	1 year	1 year	1 year	1 year
Loans drawn down from related parties	$ 365,000		$ 350,000			$ 170,000
Interest income	13,006		9,799			4,925
Interest expense	3,648		$ 3,065			$ 1,234
Loan Agreements [Member] | Fox Financial [Member]
Related Party Transaction [Line Items]
Term of agreement			1 year	1 year	1 year	1 year
Loans drawn down from related parties	29,800		$ 28,100
Interest income	1,157		1,244			$ 435
Interest expense	724		662			106
Loans repaid to related parities			12,900		HKD 100.0
Interest paid			200		HKD 1.4
Foreign currency exchange gain/(loss)	(1,800)		1,900
Sohu Loan Agreement [Member]
Related Party Transaction [Line Items]
Loans between related parties reclassified to other non-current assets	76,500	¥ 500.0
Sohu Loan Agreement [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Interest income	$ 7,999		207			$ 0
Sohu Loan Agreement [Member] | AmazGame [Member] | Sohu Media [Member]
Related Party Transaction [Line Items]
Loans may borrow from related parties									$ 148,640	¥ 1,000.0
Annual rate	6.00%	6.00%
Advances Received	$ 76,500	¥ 500.0	$ 72,100	¥ 500.0
Sohu Loan Agreement [Member] | AmazGame [Member] | Sohu Media [Member] | Class B ordinary shares [Member]
Related Party Transaction [Line Items]
Shares pledged | shares			13,704,663					13,704,663
Sohu Loan Agreement [Member] | Sohu Media [Member]
Related Party Transaction [Line Items]
Interest income	$ 8,000		$ 200